Payables to third parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Payables to third parties	R$ 10,101,510	R$ 5,326,290
Transactions settled	R$ 739,951	R$ 1,187,609
Maximum
Statement [Line Items]
Payables to third parties, average settlement terms	14 days